Condensed Consolidated Statements of Cash Flows (FaceBank Group, Inc. Pre-Merger) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (56,343)	$ (2,867)	$ (404,064)	$ (13,141)	$ (38,127)	$ (129,312)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			300
Gain on extinguishment of convertible notes			9,827
Issuance of common stock for services				101
Stock-based compensation			24,081
Loss on deconsolidation of Nexway, net of cash retained by Nexway			8,564
Loss on issuance of notes, bonds and warrants			13,507
Impairment of intangible assets			88,059
Amortization of debt discount			12,271	501
Deferred income tax benefit			(20,589)	(3,234)
Change in fair value of derivative liability			426	(1,017)
Change in fair value of warrant liability			(9,143)
Change in fair value of subsidiary warrant liability			(3)	(4,432)
Change in fair value of shares settled liability			1,665
Change in fair value of Panda interests			148		198
Accrued interest on note payable			244	557
Changes in operating assets and liabilities of business, net of acquisitions:
Accounts receivable			(2,071)	3,620
Accounts payable			7,881	2,819
Accrued expenses			(11,569)	617
Lease liability			(421)	(46)
Net cash used in operating activities			(72,450)	1,257
Cash flows from investing activities
Investment in Panda Productions (HK) Limited				(1,050)
Sale of profits interest in investment in Panda Productions (HK) Limited				655
Purchase of intangible assets				(250)
Payments for property and equipment			(103)
Advance to fuboTV			(10,000)
Lease security deposit				(21)
Net cash (used in) provided by investing activities			(1,349)	1,625
Cash flows from financing activities
Proceeds from issuance of convertible notes			3,003	275
Repayments of convertible notes			(3,913)	(523)
Proceeds from the issuance of Series D Preferred Stock			203	450
Proceeds from sale of common stock and warrants			97,142	2,916
Proceeds from sale of subsidiary's common stock				65
Redemption of Series D Preferred Stock			(883)
Repayments of note payable related party			(14,143)
Net cash provided by financing activities			106,314	2,983
Net (decrease) increase in cash			32,515	5,865
Cash and cash equivalents and restricted cash, beginning of period	7,624	31	7,624	31	31
Cash and cash equivalents and restricted cash, end of period			40,139	5,896	7,624	31
Supplemental disclosure of cash flows information:
Interest paid			6,161	170
Income tax paid
Non cash financing and investing activities:
Reclass of shares settled liability for intangible asset to stock-based compensation			1,000
Issuance of common stock - subsidiary share exchange			2,042
Issuance of common stock in connection with note conversion			259
Accrued Series D Preferred Stock dividends			17	5
Common stock issued for lease settlement				(130)
FaceBank Group, Inc Pre-Merger [Member]
Cash flows from operating activities
Net loss	(56,343)	(2,867)			(38,127)	(13,092)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	5,217	5,153			20,682	8,209
Depreciation	3	5			83	8
Gain on extinguishment of convertible notes	11,919					(1,852)
Loss on excess shares issued upon cashless exercise of warrants						94
Issuance of common stock for services					302	3,752
Issuance of common stock in connection with cancellation of a consulting agreement					13
Common stock issued for commitment fee						63
Loss on investments					8,281
Stock-based compensation	9,061				1,118
Loss on deconsolidation of Nexway, net of cash retained by Nexway	8,564
Common stock issued in connection with note payable	67				47
Loss on issuance of notes, bonds and warrants	24,053
Impairment of intangible assets					8,598
Amortization of debt discount	1,664	234			603	1,535
Deferred income tax benefit	(1,038)	(1,169)			(5,272)	(2,114)
Fair value of derivative in excess of note payable						293
Change in fair value of derivative liability	(297)	(128)			(815)	(741)
Change in fair value of warrant liability	366
Change in fair value of subsidiary warrant liability	15	(2,477)			(4,504)	91
Change in fair value of shares settled liability	180
Change in fair value of Panda interests					198
Amortization of right-of-use assets	13	6			200
Other income related to note conversion					(50)
Accrued interest on note payable	112	144			658
Foreign currency loss					(770)
Other adjustments	(55)				(1,304)
Changes in operating assets and liabilities of business, net of acquisitions:
Accounts receivable	(927)				7,705
Notes Receivable	(179)
Prepaid expenses	1,102	(23)			(227)
Accounts payable	1,295	172			5,476	183
Accrued expenses	(277)	374			(964)	74
Due from related parties	(60)
Lease liability	(14)	(6)			(200)	344
Net cash used in operating activities	(7,478)	(582)			1,731	(3,153)
Cash flows from investing activities
Investment in Panda Productions (HK) Limited		(1,000)			(1,000)
Acquisition of FaceBank AG and Nexway, net of cash paid					2,300
Sale of profits interest in investment in Panda Productions (HK) Limited		212			655
Purchase of intangible assets					(250)
Payments for property and equipment					(175)
Advance to fuboTV	(2,421)
Lease security deposit		(13)			(21)
Net cash (used in) provided by investing activities	(2,421)	(801)			1,509
Cash flows from financing activities
Proceeds from issuance of convertible notes	900				847	1,780
Repayments of convertible notes	(550)	(203)			(541)	(1,803)
Proceeds from the issuance of Series D Preferred Stock	203				700
Proceeds from sale of common stock and warrants	2,297	1,778			3,589	3,130
Proceeds from sale of subsidiary's common stock		65			92
Redemption of Series D Preferred Stock	(272)				(337)
Proceeds from related parties notes	78				423
Repayments of note payable related party					(264)
(Repayments) proceeds from (to) related parities	(300)	18			(156)
Net cash provided by financing activities	2,356	1,658			4,353	3,107
Net (decrease) increase in cash	(7,543)	275			7,593	(46)
Cash and cash equivalents and restricted cash, beginning of period	7,624	31	$ 7,624	$ 31	31	77
Cash and cash equivalents and restricted cash, end of period	81	306			7,624	31
Supplemental disclosure of cash flows information:
Interest paid	170	68			170	588
Income tax paid
Total Interest and Income tax paid					170	588
Non cash financing and investing activities:
Reclass of shares settled liability for intangible asset to stock-based compensation	1,000
Issuance of common stock - subsidiary share exchange	1,150
Lender advanced loan proceeds direct to fuboTV	7,579
Issuance of common stock in connection with note conversion					50	18
Issuance of common stock upon acquisition of Facebank AG and Nexway					19,950
Issuance of common stock in connection with Panda Investment					1,918
Series X convertible preferred stock issued upon acquisition of Evolution AI Corporation						211,500
Issuance of common stock upon acquisition of Evolution AI Corporation						658
Long term borrowings related to investment					5,443
Extinguishment gain on related party convertible notes recorded as a capital contribution						197
Beneficial conversion feature						50
Shares settled liability for intangible asset - Floyd Mayweather					1,000
Accrued Series D Preferred Stock dividends	9				14
Deemed dividend related to immediate accretion of redemption feature of convertible preferred stock	171				589
Common stock issued for lease settlement		130			130
Measurement period adjustment on the Evolution AI Corporation acquisition		$ 1,920			$ 1,921